Commitments and contingent liabilities	12 Months Ended
Dec. 31, 2025
Disclosure Of Commitments And Contingent Liabilities [Abstract]
Commitments and contingent liabilities

44. Commitments and contingent liabilities

As at December 31, 2025, the Group is not committed to investing in significant property, plant and equipment, intangibles assets and other capital expenditure.

Certain financial institutions have provided guarantees as at December 31, 2025 to secure payments to third parties amounting to 8,805, (11,767 as at December 31, 2024). These guarantees are unsecured and have various maturities extending through May 2029.

The most significant guarantee relates to the early retirement agreement ('expansion contract’), amounting to 4,459, with maturity in May 2029 (see Note 23).

The Group is involved in a number of claims (including tax claims) and legal actions arising in the ordinary course of business. In the opinion of management, the ultimate disposition of these matters, after the provisions accrued, will not have a material adverse effect on the Group’s consolidated financial position or results of operations (see note 26).